CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 11,681,086	$ 1,043,730
Accounts receivable, net	2,923,754	3,393,933
Inventory	978,392	1,366,181
Other current assets	832,951	312,885
Due from related parties	245,280	51,771
Total current assets	16,661,463	6,168,500
Property & equipment, net	13,445,413	13,635,482
Investments	2,539,272	1,933,783
Deferred tax assets	232,694	349,382
Other assets	1,333,432	925,389
Security deposits	984,657	974,757
Total assets	35,196,931	23,987,293
Current liabilities:
Cash overdraft	256,843	575,041
Notes payable, current portion	15,000	320,000
Member loans, current portion		5,027,613
Line of credit	4,316,865	2,477,778
Accounts payable	2,706,027	4,405,850
Accrued expenses	3,137,207	2,414,131
Due to related parties	27,979	518,366
Deferred revenue	27,527	47,528
Total current liabilities	10,487,448	15,786,307
Notes payable, net of current portion		15,000
Other long-term liabilities	39,750	39,750
Derivative liability	10,095,000
Deferred rent payable	6,348,097	5,657,489
Total liabilities	26,970,295	21,498,546
Common stock, $0.0001 par value, 75,000,000 shares authorized; 24,946,739 and 11,631,400 shares issued and outstanding at December 31, 2013 and 2012, respectively	2,495	1,163
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2013 and 2012, respectively
Additional paid in capital	30,502,656	(1,039,908)
Accumulated deficit	(22,635,560)
Accumulated other comprehensive (loss) income	49,402	(12,092)
Total stockholders' equity	7,918,993	(1,050,837)
Noncontrolling interest	307,643	3,539,584
Total stockholders' equity including noncontrolling interest	8,226,636	2,488,747
Total Liabilities and Equity	$ 35,196,931	$ 23,987,293